Commitments, Guarantees and Pledged Assets - Summary of Asset Pledging Amounts and Related Activities (Detail) - CAD ($) $ in Millions		Oct. 31, 2025	Oct. 31, 2024
Disclosure Assets Pledged As Collateral [Line Items]
Asset pledging amounts and activities		$ 342,118	$ 279,603
Financial assets pledged as collateral for securities lending [member]
Disclosure Assets Pledged As Collateral [Line Items]
Asset pledging amounts and activities		93,433	63,072
Financial assets pledged as collateral for obligations related to securities sold under repurchase agreements [member]
Disclosure Assets Pledged As Collateral [Line Items]
Asset pledging amounts and activities		130,197	109,151
Financial assets pledged as collateral for obligations related to securities sold short [member]
Disclosure Assets Pledged As Collateral [Line Items]
Asset pledging amounts and activities		24,244	21,642
Financial assets pledged as collateral for securitizations [member]
Disclosure Assets Pledged As Collateral [Line Items]
Asset pledging amounts and activities		18,090	20,105
Financial assets pledged as collateral for covered bonds [member]
Disclosure Assets Pledged As Collateral [Line Items]
Asset pledging amounts and activities		51,638	39,257
Financial assets pledged as collateral for derivatives [member]
Disclosure Assets Pledged As Collateral [Line Items]
Asset pledging amounts and activities		22,733	24,200
Financial assets pledged as collateral for foreign governments and central banks [member]
Disclosure Assets Pledged As Collateral [Line Items]
Asset pledging amounts and activities	[1]	285	560
Financial assets pledged as collateral for clearing systems, payment systems, and depositories [member]
Disclosure Assets Pledged As Collateral [Line Items]
Asset pledging amounts and activities	[2]	1,486	1,605
Financial assets pledged as collateral for liabilities, other [member]
Disclosure Assets Pledged As Collateral [Line Items]
Asset pledging amounts and activities		$ 12	$ 11

[1]	Includes assets pledged to maintain access to central bank facilities in foreign jurisdictions.
[2]	Includes assets pledged in order to participate in clearing and payment systems and depositories.